FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Changes in Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Warrant - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Warrant
Balance at beginning of period	$ 49,631	$ 46,799
Fair value adjustments included in earnings	20,393	2,832
Settlements	(70,024)	0
Balance at end of period	$ 0	$ 49,631